Warrant liabilities	12 Months Ended
Dec. 31, 2025
Warrant Liabilities [Abstract]
Warrant liabilities	Warrant liabilities
The reverse recapitalization included the issuance of 1,492,307 public warrants, each entitling the holder to purchase one Class A ordinary share of the Company at an exercise price of $8.91 per whole share (equivalent to $133.65 per whole share after reverse stock split). The warrants became exercisable on May 18, 2022 and will expire on May 18, 2027. The warrants are listed on Nasdaq under the trading symbol “PRENW” and are measured at fair value based on quoted market price, using Level 1 inputs.
On October 28, 2025, the Group issued private placement warrants, including 2,722,642 Class A warrants, 2,722,642 Class B warrants, and 131,829 placement agent warrants, in connection with financing arrangements. These warrants are not publicly traded and are subject to certain transfer restrictions. The private placement warrants have similar economic characteristics to the public warrants, but differ in exercise price, transferability and certain contractual terms.
On December 23, 2025, the Group entered into warrant exchange agreements with certain warrant holders, pursuant to which each pair of one Class A warrant and one Class B warrant were exchanged for one Class C warrant for Class A ordinary shares of the Company. The exchange resulted in a reduction in the number of outstanding Class A and Class B warrants and the issuance of new Class C warrants with modified terms.
Upon completion of the exchange, the Group derecognized the carrying amount of the warrant liabilities associated with the exchanged warrants and recognized new warrant liabilities at fair value at the exchange date. The exchange was accounted for as an extinguishment of the original warrant liabilities and the recognition of new financial liabilities with modified terms. The difference between the fair value of the new warrant liabilities and the carrying amount of the warrant liabilities derecognized was recognized in profit or loss. The financial impact of the warrant exchange is reflected as a gain on warrant exchange in the consolidated statement of profit or loss for the year ended December 31, 2025.
Private placement warrants, including placement agent warrants, are not traded in an active market and are therefore measured using valuation techniques. The Group applies a binomial option pricing model to estimate their fair value, incorporating key assumptions such as share price, expected volatility, risk-free rate, expected term and exercise price. Class C warrants issued as part of the warrant exchange are measured using a Monte Carlo simulation model due to their more complex contractual features. These private placement and placement agent warrants are classified within Level 3 of the fair value hierarchy.
The following table summarizes the key assumptions used in the valuation of warrant liabilities classified within Level 3 of the fair value hierarchy:

2025
Fair value of private placement warrants and key assumptions
Valuation technique	Binomial / Monte Carlo
Exercise price	$16.08 - $32.16
Expected volatility	87% - 89%
Risk-free interest rate	3.6% - 3.7%
Expected term (years)	2.25 - 4.83
Dividend yield	—%
All warrants are classified as financial liabilities through profit or loss and changes in the fair value of warrant liabilities are recognized in profit or loss in the period in which they arise.
Movement of the carrying amount of warrant liabilities measured using Level 1 inputs during the years ended December 31, 2025 and 2024 are as follow:

	2025	2024
Balance at January 1	$175	$224
Change in fair value recognized in profit or loss	492	(49)
Balance at December 31	$667	$175
Movement of the carrying amount of warrant liabilities measured using Level 3 inputs during the years ended December 31, 2025 is as follow:

	Class A warrants	Class B warrants	Class C warrants	Placement agent warrants	Total
Balance at January 1	$—	$—	$—	$—	$—
Issuance of warrants	19,766	18,024	—	1,068	38,858
Warrants exchange	(26,012)	(23,982)	13,337	—	(36,657)
Change in fair value recognized in profit or loss	9,821	9,240	(1,983)	373	17,451
Balance at December 31	$3,575	$3,282	$11,354	$1,441	$19,652